SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Going Concern, Liquidity, and Capital Reserves (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Net loss	$ 17,390	$ 7,515	$ 52,822	$ 9,367
Working capital, amount	11,700		(3,000)
Accumulated deficit	81,052		63,662	10,840
Net cash used in operating activities	$ 7,696	$ 7,608	$ 30,394	$ 21,432